UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment            			[   ]  Amendment Number:
   This Amendment (Check only one):  	[   ]  is a restatement
                                 					[   ]  adds new holdings

Institutional Investment Management Filing this Report:

Name:		  Chilton Capital Management, L.P.
Address:	910 Travis, Suite 2200
       		Houston, Texas  77002

13F File Number:  28 - 7004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas M. Motter
Title:	Managing General Partner
Phone:	713-650-1995

Signature, Place and Date of Signing:

Thomas M. Motter	   Houston, Texas 	 1/20/99
	Signature	           City, State	 	  Date

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings
		of this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported
		are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion
		of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		              1

Form 13F Information Table Entry Total		         69

Form 13F Information Table Value Total:	$	   80,374
  								Thousands)


List of Other Included Managers:

01 - Mellon Bank


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1.)	Mellon Bank		28-409

                                                                   Other   Vote
  Name of Issuer   Class   CUSIP     Value   Shares   Discretion   Magers  Auth

Abbott Laboratories Com  002824100   1,682   38,900      Sole              Sole
Abbott Laboratories Com  002824100     146      140  Defined, 1, i    01   None
Altera Corp         Com  021441100     669   11,250      Sole              Sole
Applied Materials   Com  038222105   1,295   20,995      Sole              Sole
American Express    Com  025816109     495    4,200  Defined, 1, i     01  None
American Home Prod  Com  026609107   2,455   37,625      Sole              Sole
American Home Prod  Com  026609107     183    2,800  Defined, 1, i     01  None
American Inter.     Com  026874107   3,312   27,463      Sole              Sole
BankAmerica         Com  068055102     247    3,500  Defined, 1, i     01  None
BankAmerica         Com  068055102  17,459  738,682  Shared/Other          Sole
Bank of New York    Com  064057102     215    6,000  Defined, 1, i     01  None
Boston Scientific   Com  101137107   2,028   49,944      Sole              Sole
Boston Scientific   Com  101137107     163    4,000  Defined, 1, i     01  None
Bristol Myers Squib Com  110122108   2,592   40,425      Sole              Sole
Berkshire Hathaway  Com  084670207   1,311    1,453      Sole              Sole
Berkshire Hathaway  Com  084670207     247      105  Defined, 1, i     01  None
CitiGroup           Com  172967101   2,277   35,650      Sole              Sole
CitiGroup           Com  172967101     192    3,000  Defined, 1, i     01  None
Computer Associates Com  204912109     423   11,900      Sole              Sole
Compaq Computer     Com  204493100   1,150   36,300      Sole              Sole
Compaq Computer     Com  204493100     127    4,000  Defined, 1, i     01  None
Cisco Systems       Com  17275R102   1,971   17,992      Sole              Sole
Cyberonics          Com  23251P102     228   24,000      Sole              Sole
Disney              Com  254687106   1,330   42,738      Sole              Sole
Eli Lilly           Com  532457108   1,763   20,770      Sole              Sole
Eli Lilly           Com  532457108      85    1,000  Defined, 1, i     01  None
Enron               Com  293561106     257    4,000      Sole              Sole
Ford Motor Company  Com  345370100     255    4,500  Defined, 1, i     01  None
Fresenius Med Care  Com  358029106     452   22,392      Sole              Sole
General Electric    Com  369604103   1,854   16,754      Sole              Sole
General Electric    Com  369604103   2,157   19,500  Defined, 1, i     01  None
Guidant             Com  401698105     544    9,000      Sole              Sole
GTE                 Com  362320103     433    7,150      Sole              Sole
International Bus.  Com  459200101   1,847   10,420      Sole              Sole
Intel Corp.         Com  458140100   2,430   20,440      Sole              Sole
Intel Corp.         Com  458140100     119    1,000  Defined, 1, i     01  None
I-2Technologies     Com  465754109   1,008   37,950      Sole              Sole
J.C. Penny          Com  708160106     194    4,800  Defined, 1, i     01  None
Coca-Cola           Com  191216100     724   11,800      Sole              Sole
Loral Space         Com  G56462107   1,047   72,550      Sole              Sole
McKesson            Com  58155Q103     495    7,500      Sole              Sole
Mcgraw Hill Pub.    Com  580645109     164    3,000  Defined, 1, i     01  None
Medtronic           Com  585055106   2,179   30,318      Sole              Sole
Medtronic           Com  585055106     144    2,000  Defined, 1, i     01  None
Merck               Com  589331107   2,577   32,159      Sole              Sole
Microsoft           Com  594918104   2,162   12,067      Sole              Sole
Microsoft           Com  594918104     179    1,000  Defined, 1, i     01  None
Mobil Oil           Com  607059102     744    8,450      Sole              Sole
Mobil Oil           Com  607059102     176    2,000  Defined, 1, i     01  None
Monsanto            Com  611662107   1,730   37,670      Sole              Sole
Monsanto            Com  611662107      92    2,000  Defined, 1, i     01  None
Northern Telecom    Com  665815106   1,635   26,320      Sole              Sole
Parkway Properties  Com  70159Q104     174    6,200  Defined, 1, i     01  None
Pfizer              Com  717081103     357    2,575      Sole              Sole
Procter & Gamble    Com  742718109     886    9,050      Sole              Sole
Southwest Airlines  Com  844741108     238    7,875  Defined, 1, i     01  None
Southwest Airlines  Com  844741108      59    1,956      Sole              Sole
Sysco Corp          Com  871829107     368   14,000      Sole              Sole
Teco Energy         Com  872375100   2,572  129,404      Sole              Sole
Texas Instruments   Com  882508104   1,692   17,050      Sole              Sole
Unilever            Com  904784501     159    2,400  Defined, 1 i      01  None
Union Pacific       Com  907818108     270    5,050      Sole              Sole
US West             Com  912889102     172    3,123      Sole              Sole
Vornado             Com  929042109     311    9,000  Defined, 1, i     01  None
MCI Worldcom        Com  55268B106   1,919   21,686      Sole              Sole
Warner Lambert      Com  934488107     159    2,400      Sole              Sole
Warner Lambert      Com  934488107     398    6,000  Defined, 1, i     01  None
Wal Mart Stores     Com  931142103     369    4,000      Sole              Sole
Exxon               Com  302290101     628    8,900      Sole              Sole
